Deposits to institutional cooperators, net	12 Months Ended
Dec. 31, 2023
Deposit Assets Disclosure [Abstract]
Deposits to institutional cooperators, net

5. Deposits to institutional cooperators, net

The following table presents the deposits to cooperators as of December 31, 2022 and 2023, respectively:

	As of
	December 31,	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Deposits to cooperators	1,773,640,000	1,705,121,413	240,161,328
Provision for credit losses on deposits to institutional cooperators	(3,322,575)	(2,649,017)	(373,106)
Deposits to cooperators, net	1,770,317,425	1,702,472,396	239,788,222

Deposits to cooperators relate to the pledged cash to the Group’s financial institutional cooperators and the amount of deposit is separately agreed with each institutional cooperator.

As of 31 December 2022 and 2023, the allowance for credit losses of deposits to cooperators was RMB3,322,575 and RMB2,649,017 (US$373,106), respectively.

The following table presents the movement of the provision for deposits to institutional cooperators:

		Provision for
	As of	credit losses on	Charge-off for	As of
	December 31,	deposits to	deposits to	December 31,
	2021	institutional cooperators	institutional cooperators	2022
	RMB	RMB	RMB	RMB
Deposits to institutional cooperators	2,026,696	1,295,879	—	3,322,575

		Reversal of provision for
	As of	credit losses on	Charge-off for	As of
	December 31,	deposits to	deposits to	December 31,
	2022	institutional cooperators	institutional cooperators	2023
	RMB	RMB	RMB	RMB
Deposits to institutional cooperators	3,322,575	(673,558)	—	2,649,017

		Reversal of provision for
	As of	credit losses on	Charge-off for	As of
	December 31,	deposits to	deposits to	December 31,
	2022	institutional cooperators	institutional cooperators	2023
	US$	US$	US$	US$
Deposits to institutional cooperators	467,975	(94,869)	—	373,106